                                 EISEMAN LEVINE
                             LEHRHAUPT & KAKOYIANNIS

                           A PROFESSIONAL CORPORATION

                                805 THIRD AVENUE
                            NEW YORK, NEW YORK 10022

                            TELEPHONE (212) 752 1000
                            FACSIMILE (212) 355-4608




                                                      March 16, 2007


United States Securities and Exchange Commission
Division of Corporate Finance (Mail Stop 3561)
100 F Street, N.E.
Washington, D.C. 20549
Attention: Jay Williamson and Carlton Tartar

                      Re:  Alpha Security Group Corporation
                           Amendment No. 7 on Form S-1
                           Registration Statement
                           SEC File No. 33-127999
                           --------------------------------------

Dear Mr. Williamson and Mr. Tartar:

     On behalf of our client, Alpha Security Group Corporation (the "Company"), we hereby submit for filing pursuant to the Securities Act of 1933, as amended, Amendment No. 7 on Form S-1 Registration Statement (the "Registration Statement"). The following discussion in reference to the Registration Statement is in response to the Staff's comment letter, dated March 13, 2007, and telephone conferences with Jay Williamson and Tom Klack of the Staff on March 14, 2007 (the headings and numbered paragraphs correspond to the headings and numbered paragraphs in the Staff's comment letter except as otherwise noted):

General

     1. We have deleted the disclosure providing for the transfer of shares by initial stockholders to entities in which they own more than 50%. Transfers by initial stockholders will be limited to family and trusts for estate planning purposes. See pages 13 and 72 of the Registration Statement.

     2. Please see additional disclosure and two additional risk factors concerning the 35% redemption provision on pages 9, 15, 18, 19 and 54 of the Registration Statement.

     3. Please see disclosure on pages 9, 15, 18, 19, and 54 of the Registration Statement regarding the logistics of any acquisition in light of the 35% redemption feature.

     4. See additional disclosure on pages 10 and 54 of the Registration Statement clarifying that shareholders exercising their redemption rights will not be required to tender their shares as part of a proposed business combination.

     5. Following my telephone conference with the Staff on March 14, 2007, we have amended the disclosure regarding asset acquisitions. See pages 32 and 45 of the Registration Statement.

     In addition to changes resulting from the Staff's comment letter, we have added disclosure with respect to the forfeiture of shares by the initial stockholders in the event of public stockholder redemptions in excess of 20% (see pages 9, 15, 42 and 72 of the Registration Statement). There are certain other changes to the Registration Statement which have been marked for your convenience.

     Please contact the undersigned with your comments and questions relating to this filing as soon as possible.


                                                     Sincerely,


                                                     Sam Schwartz
SS :vc
cc:      Steven Wasserman, CEO
         Alpha Security Group Corporation
         Maxim Group LLC
         Douglass S. Ellenoff, Esq.
         Lawrence A. Rosenbloom, Esq.